COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands				1 Months Ended		6 Months Ended
	Feb. 08, 2022 ILS (₪)	Jan. 06, 2015 ILS (₪)	Jan. 06, 2015 USD ($)	Mar. 22, 2022 ILS (₪)	Mar. 22, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees						$ 20,864		$ 26,686
Income from OCS grants						765	$ 277
Damages sought by plaintiff		₪ 294,750,000	$ 78,768	₪ 170,000,000	$ 45,430
Accrued unpaid royalties						3,035
Maximum future royalties commitment						$ 10,573
Minimum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate						3
Maximum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate						4
Claim Against Station Enterprises Ltd Regarding Breach Of Lease Agreement [Member]
Operating Leased Assets [Line Items]
Bank guarantees | ₪	₪ 2,492,327
Damages sought by plaintiff | ₪	₪ 1,200,000